UPDATING SUMMARY

PROSPECTUS

NOVEMBER 2, 2026

TIAA Access

An individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

Levels P, 1, 2, 3, 4

This Updating Summary Prospectus summarizes certain key features of your TIAA Access individual or group variable annuity contracts (“Contract”). This Updating Summary Prospectus also provides a summary of certain Contract features that have changed since the prospectus dated May 1, 2026. The statutory prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), both dated May 1, 2026, for the Contract contain more information about the Contract, including its features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Updating Summary Prospectus.

You can find the current Prospectus and other information about the Contract online at www.tiaa.org/access_pro. You can also obtain this information at no cost by calling 800-842-2252, or by sending an email request to: disclosure@tiaa.org.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.

This Updating Summary Prospectus describes the TIAA Access variable annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TIAA Access ∎ Updating Summary Prospectus

Table of contents

Special terms used in this Summary Prospectus	2

Updated information about your Contract	4

Important information you should consider about the Contract	5

Appendix A—Funds available under the Contract	9

Special terms used in this Summary Prospectus

The terms and phrases below are defined so you will know how they are used in this prospectus. To understand some definitions, you may have to refer to other defined terms.

Accumulation. The total value of your accumulation units under the Contract.

Accumulation Period. The period during which Investment Account accumulations are held under a contract prior to their being annuitized or otherwise paid out. Sometimes referred to herein as the “accumulation phase.”

Accumulation Unit. A share of participation in an Investment Account for someone in the accumulation period. An Investment Account has its own accumulation unit value, which changes each Valuation Day.

Business Day. Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A Business Day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A Business Day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.

Contract(s). The individual and group variable annuity contracts, including your certificate and any endorsements under the Contract.

Employer. Your employer is the organization that may remit premiums you paid under the Contract.

Fund(s) or Underlying Fund(s). An investment company that is registered with the SEC in which an Investment Account invests. The Funds available under the Contract, subject to your employer’s plan, are listed in “Appendix A—Funds Available under the Contract” in this prospectus.

Investment Account. This term describes a subaccount of the separate account, which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts. Not all Investment Accounts listed in this prospectus are available to you as an investment option and are subject to your employer’s plan.

2	Updating Summary Prospectus ∎ TIAA Access

Premiums. Monies remitted under a Contract to purchase accumulation units.

Separate Account. The TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America (“TIAA Access Account”) is designated as “VA-3” and was established by TIAA in accordance with New York law to provide benefits under your Contract and other Contracts. The assets and liabilities of TIAA Separate Account VA-3 are segregated from the assets and liabilities of the general account, and from the assets and liabilities of any other TIAA separate accounts.

Teachers Insurance and Annuity Association of America. Referred to as TIAA throughout this prospectus. The terms “TIAA,” “we,” “us,” and “our” are used interchangeably and all refer to Teachers Insurance and Annuity Association of America.

You or Your. This means any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your Contract or certificate.

Valuation Day. Any Business Day as well as the last day of each calendar month.

TIAA Access ∎ Updating Summary Prospectus	3

Updated information about your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2026. This may not reflect all of the changes that have occurred since you entered into your Contract.

Underlying Funds

Effective November 2, 2026, the Cohen & Steers Institutional Realty Shares (Institutional Shares) and Vanguard International Core Stock Fund (Admiral Shares) are being added as underlying investment option; however, these funds as an investment option is subject to the terms of your employer’s plan. Additional information about the funds is available under “Appendix A—Funds available under the Contract.”

New Pricing Level for Plans

Effective November 2, 2026, a new pricing level, Level P, is being added to the Contract. Level P Contracts, which have the lowest level of Contract expenses, are being offered to plans with $5,000,000,000 or more in total assets under administration with TIAA. In addition, the thresholds for Levels 1, 2, 3 and 4 are based on a contract owner’s total assets under administration with TIAA. Additional information about the new pricing level is available in the Supplement dated November 2, 2026 to The Prospectus Dated May 1, 2026.

Income Test Drive Suspended and Temporarily Discontinued

Effective December 31, 2026, TIAA will suspend and temporarily discontinue the Income Test Drive feature under the Contracts until further notice. As of that date, all withdrawal payments made to contract owners under the Income Test Drive will cease.This change does not affect the contract owners who have already annuitized under a one-life annuity, two-life annuity or annuity for a fixed period, or contract owners in the Accumulation Phase of their Contract who have not elected the Income Test Drive.

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Important information you should consider about the Contract

Location in Prospectus
FEES, EXPENSES AND ADJUSTMENTS
Are There Charges for Early Withdrawals?	● No, the Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from an Investment Account.			Withdrawals and surrenders
Are There Transaction Charges?	● No, the Contract does not impose a transfer charge but the Underlying Funds may impose transfer fees. Further, loan fees may apply if your employer’s plan provides for loans and you request one.			Transfers and access to your money Loans
Are there Ongoing Fees and Expenses (annual charges)?

●

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels P, 1–4)[1]	0.075%²	0.75%²	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%³	1.06%³	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

¹  A Level P Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

²  As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³  As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).

[4]  There is no charge for any elected optional benefit under your Contract.

TIAA Access ∎ Updating Summary Prospectus	5

Location in Prospectus
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses

●

No optional benefits

●

No sales charges or advisory fees

●

No additional purchase payments, transfers or withdrawals

Assumes:

●

Investment of $100,000

●

5% annual appreciation

●

Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses

●

No sales charges or advisory fees

●

No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level P Contract.

[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.

[3]  There is no charge for any elected optional benefit under your Contract.

RISKS
Is there a Risk of Loss from Poor Performance?	● You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract
Is This a Short-Term Investment?

●

The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●

Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances. If redemptions are permitted, those redemptions could result in taxes and tax penalties.

●

The benefits of a tax deferred product, adding Premiums over time to the value of your Contract and income earned over the long-term means the Contract is generally more beneficial to investors with a long-term horizon.

●

If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize and may also result in taxes and penalties.

Principal risks of investing in the Contract

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Location in Prospectus
What Are the Risks Associated with Investment Options?

●

An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●

Each investment option (including any fixed account investment option) has its own unique risks.

●

You should review the investment options before making an investment decision.

Principal risks of investing in the Contract
What Are the Risks Related to the Insurance Company?

●

An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.

Principal risks of investing in the Contract
RESTRICTIONS
Are There Restrictions on the Investments Options?

●

Not all of the Underlying Funds listed in this prospectus under “Appendix A—Funds available under the Contract” may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.

The Investment Accounts Appendix A—Funds available under the Contract
	● Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.	The Investment Accounts
● We reserve the right to stop accepting additional purchase payments.
	● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy
	● We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.	Market Timing and Excessive Trading

●

No, TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. We reserve the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment. TIAA will not accept Premiums after your annuity starting date or death.

Premiums
Are There Any Restrictions on Contract Benefits?	● To the extent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money

TIAA Access ∎ Updating Summary Prospectus	7

Location in Prospectus
TAXES
What Are the Contract’s Tax Implications?	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●

Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Taxation on withdrawals
	● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes
	● If you purchase the Contract through a tax-qualified plan, you do not get any additional tax benefit.	Tax Deferral
CONFLICTS OF INTEREST
How are Investment Professionals Compensated?

●

Your TIAA financial professional has an incentive to recommend products or services available through TIAA, including this Contract, that increase his or her compensation (in the form of an additional cash benefit, e.g., a bonus) and the compensation to TIAA and its affiliates. As such, your TIAA financial professional has a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures.

Conflicts of interest
Should I Exchange My Contract?

●

Some TIAA financial professionals may have a financial incentive to offer you a new Contract in place of one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both Contracts, and the fees and penalties in terminating the existing Contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

Conflicts of interest

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Appendix A—Funds available under the Contract

The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800-842-2252, or by sending an email request to: disclosure@tiaa.org.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Fixed Income	Nuveen Bond Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.07%	7.11%	-0.45%	1.89%
Fixed Income	Nuveen Core Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.29%	7.36%	0.14%	2.57%
Equity	Nuveen Core Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.40%	14.11%	13.80%	14.12%
Fixed Income	Nuveen Core Impact Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.35%	7.50%	-0.10%	2.32%
Fixed Income	Nuveen Core Plus Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.30%	7.34%	0.47%	2.84%
Equity	Nuveen Emerging Markets Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.89%	36.05%	0.61%	7.06%

TIAA Access ∎ Updating Summary Prospectus	9

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Nuveen Emerging Markets Equity Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.15%	34.13%	3.87%	8.20%
Equity	Nuveen Equity Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.04%	17.07%	13.11%	14.25%
Fixed Income	Nuveen Green Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%[1]	6.74%	0.25%	N/A
Fixed Income	Nuveen High Yield Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.36%	8.39%	4.54%	5.92%
Fixed Income	Nuveen Inflation Linked Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.26%	7.08%	2.43%	3.15%
Fixed Income	Nuveen International Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.60%[1]	4.24%	0.61%	N/A
Equity	Nuveen International Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%	33.33%	8.23%	8.03%
Equity	Nuveen International Equity Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.05%	31.58%	9.02%	8.36%
Equity	Nuveen International Opportunities Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.60%	20.39%	1.78%	7.68%
Equity	Nuveen International Responsible Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.33%	28.59%	8.58%	8.33%

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			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Nuveen Large Cap Growth Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.40%	15.59%	11.51%	15.80%
Equity	Nuveen Large Cap Growth Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.05%	18.50%	15.26%	18.06%
Equity	Nuveen Large Cap Responsible Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.17%	16.61%	11.93%	13.68%
Equity	Nuveen Large Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.40%	17.49%	12.74%	10.79%
Equity	Nuveen Large Cap Value Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.05%	15.84%	11.27%	10.48%
Asset Allocation	Nuveen Lifecycle Retirement Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.37%[1]	11.78%	4.55%	6.23%
Asset Allocation	Nuveen Lifecycle 2010 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.36%[1]	11.42%	4.49%	6.29%
Asset Allocation	Nuveen Lifecycle 2015 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.37%[1]	11.68%	4.67%	6.60%
Asset Allocation	Nuveen Lifecycle 2020 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.39%[1]	12.41%	5.06%	7.07%
Asset Allocation	Nuveen Lifecycle 2025 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.39%[1]	13.00%	5.59%	7.69%

TIAA Access ∎ Updating Summary Prospectus	11

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle 2030 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.40%[1]	14.18%	6.35%	8.43%
Asset Allocation	Nuveen Lifecycle 2035 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.41%[1]	15.30%	7.19%	9.18%
Asset Allocation	Nuveen Lifecycle 2040 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.42%[1]	17.02%	8.28%	10.05%
Asset Allocation	Nuveen Lifecycle 2045 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.43%[1]	18.13%	9.01%	10.63%
Asset Allocation	Nuveen Lifecycle 2050 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.44%[1]	18.74%	9.33%	10.84%
Asset Allocation	Nuveen Lifecycle 2055 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%[1]	18.88%	9.44%	10.95%
Asset Allocation	Nuveen Lifecycle 2060 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%[1]	19.08%	9.55%	11.06%
Asset Allocation	Nuveen Lifecycle 2065 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%[1]	19.19%	9.71%	N/A
Asset Allocation	Nuveen Lifecycle 2070 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.45%[1]	N/A	N/A	N/A
Asset Allocation	Nuveen Lifecycle Index Retirement Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	12.93%	4.79%	6.37%
Asset Allocation	Nuveen Lifecycle Index 2010 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	12.08%	4.47%	6.28%

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			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle Index 2015 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	12.91%	4.95%	6.78%
Asset Allocation	Nuveen Lifecycle Index 2020 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	13.73%	5.42%	7.31%
Asset Allocation	Nuveen Lifecycle Index 2025 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	14.49%	6.02%	8.01%
Asset Allocation	Nuveen Lifecycle Index 2030 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	15.74%	6.84%	8.80%
Asset Allocation	Nuveen Lifecycle Index 2035 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	17.00%	7.77%	9.63%
Asset Allocation	Nuveen Lifecycle Index 2040 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	18.83%	8.97%	10.58%
Asset Allocation	Nuveen Lifecycle Index 2045 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	20.11%	9.80%	11.22%
Asset Allocation	Nuveen Lifecycle Index 2050 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	20.72%	10.13%	11.46%
Asset Allocation	Nuveen Lifecycle Index 2055 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	20.93%	10.27%	11.59%
Asset Allocation	Nuveen Lifecycle Index 2060 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	21.08%	10.41%	11.72%
Asset Allocation	Nuveen Lifecycle Index 2065 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]	21.22%	10.59%	N/A

TIAA Access ∎ Updating Summary Prospectus	13

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle Index 2070 Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.10%[1]		N/A	N/A	N/A
Equity	Nuveen Quant Mid Cap Growth Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.50%[1]		4.48%	-1.05%	8.07%
Equity	Nuveen Mid Cap Value Opportunities Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.76%[1]		10.10%	11.46%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.46%		10.22%	10.75%	8.55%
Money Market	Nuveen Money Market Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.12%		4.24%	3.17%	2.11%
Equity	Nuveen Quant Small/Mid Cap Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.46%		16.20%	12.92%	N/A
Equity	Nuveen Quant Small Cap Equity Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.40%		16.48%	11.20%	11.18%
Equity	Nuveen Real Estate Securities Select Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.50%		2.09%	3.69%	6.00%
Equity	Nuveen S&P 500 Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.05%		17.82%	14.37%	14.76%
Fixed Income	Nuveen Short Duration Impact Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.35	%¹	5.91%	2.48%	N/A

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				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen Short Term Bond Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.27%		5.90%	2.72%	2.68%
Fixed Income	Nuveen Short Term Bond Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.07%		5.30%	1.93%	1.99%
Equity	Nuveen Small Cap Blend Index Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.05%		12.79%	6.17%	9.74%
Equity	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.54	%¹	13.03%	13.04%	16.52%
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.61%		17.89%	12.91%	16.66%
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.76%		16.65%	11.04%	11.88%
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.59%		6.32%	1.71%	2.63%
Equity	American Beacon Man Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Numeric Investors, LLC (Subadviser)	0.78%		16.25%	11.59%	14.38%
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		9.34%	9.15%	9.43%
Equity	American Funds EUPAC Fund (Class R6) Capital Research and Management Company	0.47%		29.18%	4.59%	8.46%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.40%		21.62%	9.37%	13.05%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		17.52%	14.31%	13.49%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.84%		11.49%	7.90%	8.28%
Fixed Income	BlackRock High Yield Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited (Subadviser)	0.48%		9.45%	5.12%	6.56%

TIAA Access ∎ Updating Summary Prospectus	15

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	1.04	%¹	7.05%	1.17%	3.09%
Fixed Income	BlackRock Total Return Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	0.37%		8.19%	-0.08%	2.49%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.84%		1.70%	2.83%	10.73%
Specialty	Cohen & Steers Institutional Realty Shares (Institutional Class) Cohen & Steers Capital Management Inc.	0.75%		3.09%	5.77%	6.48%
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	%¹	33.57%	6.59%	9.17%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		15.93%	13.43%	14.55%
Equity	Dodge & Cox International Stock Fund (Class I) Dodge & Cox	0.62%		38.71%	11.70%	9.14%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		5.18%	4.16%	11.52%
Equity	iShares Russell Mid-Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.04%		10.48%	8.67%	10.99%
Fixed Income	JPMorgan Core Plus Bond Fund (Class R6) JPMorgan Investment Management Inc.	0.38	%¹	8.06%	0.63%	2.79%
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		14.87%	10.92%	11.12%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	%¹	14.40%	12.97%	18.56%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	%¹	12.41%	9.93%	9.01%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80	%¹	33.12%	7.95%	6.82%
Fixed Income	Lord Abbett High Yield Fund (Class R6) Lord Abbett & Co. LLC	0.63%		7.55%	3.61%	5.69%

16	Updating Summary Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.73	%¹	27.96%	6.88%	9.21%
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.65	%¹	3.81%	3.46%	11.52%
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.61	%¹	6.49%	10.43%	10.15%
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.44	%¹	13.27%	10.20%	10.33%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.82%		-8.26%	1.60%	10.37%
Equity	Nomura Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser), a series of Nomura Investment Management Business Trust	1.06	%¹	87.21%	10.47%	N/A
Equity	Nomura Small Cap Value Fund (Class R6) Delaware Management Company (Investment adviser), a series of Nomura Investment Management Business Trust	0.71%		8.10%	9.31%	N/A
Equity	Northern World Selection Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		21.02%	12.36%	12.31%
Fixed Income	NYLI Mackay High Yield Corporate Bond Fund (Class R6) MacKay Shields LLC (Subadviser)	0.57%		7.10%	4.53%	6.14%
Equity	Parnassus Core Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.61%		11.88%	11.64%	13.56%
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75	%¹	13.08%	5.22%	9.24%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68	%¹	9.34%	3.67%	9.12%
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	%¹	19.32%	11.62%	14.11%
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM Fixed Income (Subadviser)	0.39	%¹	7.79%	0.14%	3.01%
Equity	T. Rowe Price® Blue Chip Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.57%		18.94%	11.85%	15.81%

TIAA Access ∎ Updating Summary Prospectus	17

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	T. Rowe Price® Large-Cap Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.55%	17.65%	12.46%	16.91%
Equity	T. Rowe Price® Integrated U.S. Small-Cap Growth Equity Fund (I Class) T. Rowe Price® Associates, Inc.	0.65%	10.32%	5.56%	N/A
Fixed Income	Templeton Global Bond Fund (Class R6) Franklin Advisers, Inc.	0.59%[1]	17.16%	-0.88%	0.33%
Equity	Vanguard® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%	13.58%	7.75%	9.50%
Equity	Vanguard® Emerging Markets Stock Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.05%	24.82%	4.69%	8.16%
Equity	Vanguard® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.17%	17.22%	12.82%	11.73%
Equity	Vanguard® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.28%	7.23%	4.88%	11.47%
Equity	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	11.42%	6.21%	11.03%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	4.22%	3.20%	2.14%
Equity	Vanguard® FTSE Social Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	17.31%	13.54%	15.17%
Fixed Income	Vanguard® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	6.87%	1.03%	2.98%
Equity	Vanguard® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	17.86%	14.40%	14.80%
Fixed Income	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	7.63%	-0.04%	1.82%
Equity	Vanguard® International Core Stock Fund (Admiral Shares) Wellington Management Company LLP	0.38%	38.51%	11.48%	11.99%

18	Updating Summary Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Vanguard® Mid-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	11.67%	8.60%	10.91%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.13%	3.19%	4.64%	5.14%
Equity	Vanguard® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.34%	10.98%	12.01%	10.43%
Equity	Vanguard® Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	8.83%	7.34%	10.43%
Equity	Vanguard® Small-Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.05%	9.10%	10.57%	10.16%
Fixed Income	Vanguard® Total Bond Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	7.17%	-0.40%	2.01%
Fixed Income	Vanguard® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	3.02%	-0.18%	2.13%
Equity	Vanguard® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	32.18%	7.93%	8.51%
Equity	Vanguard® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	17.12%	13.06%	14.24%
Equity	Vanguard® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	22.43%	10.98%	N/A
Money Market	Vanguard® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.07%	4.23%	3.19%	2.13%
Equity	Vanguard® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	16.57%	9.37%	10.10%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Franklin Templeton Fund Adviser, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.41%[1]	8.01%	-1.81%	2.17%

[1]	The Fund’s annual expenses reflect temporary fee reductions.

TIAA Access ∎ Updating Summary Prospectus	19

This Updating Summary Prospectus incorporates by reference the TIAA Access Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), both dated May 1, 2026, as may be amended or supplemented from time to time, and both include additional information.

The Prospectus and SAI are available without charge upon request. To obtain a free copy of the Prospectus and SAI and make inquiries about your Contract, you may visit our website at: www.tiaa.org/access_pro; by calling us toll-free at 800-842-2252; or by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services).

You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

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EDGAR Contract Identifier: C000035389	A41191 (5/26)

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EDGAR Contract Identifier. C000035389	A41191 (5/26)